                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09333

                     Oppenheimer Main Street Small Cap Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

                      Date of reporting period: 09/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       Shares            Value
                                                                    ------------   ----------------
COMMON STOCKS--98.8%

CONSUMER DISCRETIONARY--13.1%
AUTO COMPONENTS--0.2%
Spartan Motors, Inc.                                                     110,500   $        567,970
Standard Motor Products, Inc.                                             18,640            283,328
WABCO Holdings, Inc.                                                     364,507          7,654,647
                                                                                   ----------------
                                                                                          8,505,945
                                                                                   ----------------
DISTRIBUTORS--0.1%
Core-Mark Holding Co., Inc. (1)                                          127,426          3,644,384
DIVERSIFIED CONSUMER SERVICES--0.9%
Capella Education Co. (1)                                                365,400         24,606,036
Hillenbrand, Inc.                                                         40,470            824,374
Pre-Paid Legal Services, Inc.                                             78,118          3,968,394
Steiner Leisure Ltd. (1)                                                 138,127          4,939,422
                                                                                   ----------------
                                                                                         34,338,226
                                                                                   ----------------
HOTELS, RESTAURANTS & LEISURE--3.1%
AFC Enterprises, Inc. (1)                                                 31,130            262,115
Ambassadors Group, Inc.                                                   78,252          1,224,644
Ameristar Casinos, Inc.                                                1,037,991         16,379,498
Bally Technologies, Inc. (1)                                             628,650         24,121,301
Burger King Holdings, Inc.                                               673,520         11,847,217
California Pizza Kitchen, Inc. (1)                                       143,630          2,243,501
CEC Entertainment, Inc. (1)                                              227,570          5,884,960
Cheesecake Factory, Inc. (The) (1)                                        52,300            968,596
Interval Leisure Group, Inc. (1)                                         118,666          1,480,952
Jack in the Box, Inc. (1)                                              1,383,193         28,341,625
P.F. Chang's China Bistro, Inc. (1)                                      212,960          7,234,251
Papa John's International, Inc. (1)                                      269,621          6,624,588
Speedway Motorsports, Inc.                                               160,024          2,302,745
Vail Resorts, Inc. (1)                                                   175,456          5,884,794
                                                                                   ----------------
                                                                                        114,800,787
                                                                                   ----------------
HOUSEHOLD DURABLES--0.4%
Blyth, Inc.                                                              128,734          4,985,868
National Presto Industries, Inc.                                          65,005          5,623,583
Tempur-Pedic International, Inc. (1)                                     316,818          6,000,533
                                                                                   ----------------
                                                                                         16,609,984
                                                                                   ----------------
INTERNET & CATALOG RETAIL--0.4%
HSN, Inc. (1)                                                            154,567          2,516,351
NutriSystem, Inc.                                                        256,397          3,912,618
Ticketmaster Entertainment, Inc. (1)                                     765,310          8,946,474
                                                                                   ----------------
                                                                                         15,375,443
                                                                                   ----------------
LEISURE EQUIPMENT & PRODUCTS--0.9%
Polaris Industries, Inc.                                                 209,645          8,549,323
Pool Corp.                                                               774,050         17,199,391
Smith & Wesson Holding Corp. (1)                                         180,230            942,603


                   1 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       Shares            Value
                                                                    ------------   ----------------
LEISURE EQUIPMENT & PRODUCTS CONTINUED
Sturm, Ruger & Co., Inc.                                                 574,600   $      7,435,324
                                                                                   ----------------
                                                                                         34,126,641
                                                                                   ----------------
MEDIA--0.9%
Belo Corp., Cl. A                                                        513,040          2,775,546
CTC Media, Inc. (1)                                                      135,946          2,137,071
Gannett Co., Inc.                                                        124,600          1,558,746
Harte-Hanks, Inc.                                                        272,372          3,766,905
Mediacom Communications Corp. (1)                                        177,914          1,024,785
Meredith Corp.                                                           255,420          7,647,275
National CineMedia, Inc.                                                 115,937          1,967,451
Scholastic Corp.                                                         183,000          4,454,220
Sinclair Broadcast Group, Inc., Cl. A                                    443,830          1,588,911
Valassis Communications, Inc. (1)                                         79,380          1,419,314
Warner Music Group Corp. (1)                                             393,692          2,177,117
Wiley (John) & Sons, Inc., Cl. A                                          30,600          1,064,268
                                                                                   ----------------
                                                                                         31,581,609
                                                                                   ----------------
MULTILINE RETAIL--0.2%
Big Lots, Inc. (1)                                                       298,021          7,456,485
                                                                                   ----------------
SPECIALTY RETAIL--4.2%
Aeropostale, Inc. (1)                                                    195,580          8,501,863
Asbury Automotive Group, Inc. (1)                                        459,837          5,830,733
Barnes & Noble, Inc.                                                     323,113          7,179,571
Big 5 Sporting Goods Corp.                                                47,785            721,554
Borders Group, Inc. (1)                                                  215,736            670,939
Cabela's, Inc. (1)                                                       420,001          5,602,813
Cato Corp., Cl. A                                                        392,344          7,960,660
Children's Place Retail Stores, Inc. (1)                                 507,810         15,213,988
Dress Barn, Inc. (The) (1)                                               475,760          8,530,377
DSW, Inc., Cl. A (1)                                                     458,250          7,318,253
Finish Line, Inc. (The), Cl. A                                           401,220          4,076,395
Guess?, Inc.                                                             153,528          5,686,677
Gymboree Corp. (1)                                                       165,670          8,015,115
Jos. A. Banks Clothiers, Inc. (1)                                         74,046          3,315,039
Kirkland's, Inc. (1)                                                     454,950          6,483,038
Men's Wearhouse, Inc. (The)                                              327,405          8,086,904
RadioShack Corp.                                                         460,772          7,634,992
Rent-A-Center, Inc. (1)                                                  389,830          7,359,990
Signet Jewelers Ltd. (1)                                                 116,444          3,065,971
Stage Stores, Inc.                                                       543,138          7,039,068
Tractor Supply Co. (1)                                                   511,160         24,750,367
                                                                                   ----------------
                                                                                        153,044,307
                                                                                   ----------------
TEXTILES, APPAREL & LUXURY GOODS--1.8%
Carter's, Inc. (1)                                                       254,261          6,788,769
Fossil, Inc. (1)                                                         623,673         17,743,497
Perry Ellis International, Inc. (1)                                      153,414          2,460,761


                   2 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       Shares            Value
                                                                    ------------   ----------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
Phillips/Van Heusen Corp.                                                542,717   $     23,222,860
Steven Madden Ltd. (1)                                                   112,903          4,155,959
Timberland Co., Cl. A (1)                                                512,214          7,130,019
UniFirst Corp.                                                            82,006          3,645,167
                                                                                   ----------------
                                                                                         65,147,032
                                                                                   ----------------
CONSUMER STAPLES--3.1%

BEVERAGES--0.1%
Cott Corp. (1)                                                           461,550          3,392,393
                                                                                   ----------------
FOOD & STAPLES RETAILING--0.4%
Andersons, Inc. (The)                                                    143,064          5,035,853
Nash Finch Co.                                                            48,760          1,333,098
Pantry, Inc. (The) (1)                                                   332,921          5,220,201
Weis Markets, Inc.                                                        74,890          2,392,736
                                                                                   ----------------
                                                                                         13,981,888
                                                                                   ----------------
FOOD PRODUCTS--0.9%
American Italian Pasta Co. (1)                                           123,360          3,352,925
Cal-Maine Foods, Inc.                                                     96,296          2,577,844
Darling International, Inc. (1)                                          986,542          7,251,084
J&J Snack Foods Corp.                                                     31,990          1,381,648
Lancaster Colony Corp.                                                    35,240          1,806,755
TreeHouse Foods, Inc. (1)                                                458,130         16,341,497
                                                                                   ----------------
                                                                                         32,711,753
                                                                                   ----------------
HOUSEHOLD PRODUCTS--0.1%
Central Garden & Pet Co., Cl. A (1)                                      534,776          5,845,102
                                                                                   ----------------
PERSONAL PRODUCTS--1.4%
American Oriental Bioengineering, Inc. (1)                               775,100          3,766,986
Bare Escentuals, Inc. (1)                                                363,410          4,320,945
Chattem, Inc. (1)                                                        359,817         23,895,447
China Sky One Medical, Inc. (1)                                          142,660          1,881,685
Herbalife Ltd.                                                           226,898          7,428,641
Nu Skin Asia Pacific, Inc., Cl. A                                        301,586          5,588,389
Prestige Brands Holdings, Inc. (1)                                       527,983          3,717,000
                                                                                   ----------------
                                                                                         50,599,093
                                                                                   ----------------
TOBACCO--0.2%
Universal Corp.                                                          187,099          7,824,480
                                                                                   ----------------
ENERGY--4.3%

ENERGY EQUIPMENT & SERVICES--1.9%
Acergy SA, Sponsored ADR                                                 582,150          7,352,555
Basic Energy Services, Inc. (1)                                          244,130          2,072,664
Bolt Technology Corp. (1)                                                 10,469            131,595
Cal Dive International, Inc. (1)                                         526,502          5,207,105
Dawson Geophysical Co. (1)                                                68,960          1,888,125
Gulfmark Offshore, Inc. (1)                                              217,960          7,136,010
Key Energy Services, Inc. (1)                                          1,127,185          9,806,510
Matrix Service Co. (1)                                                   226,051          2,457,174


                   3 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       Shares            Value
                                                                    ------------   ----------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Oil States International, Inc. (1)                                       277,223   $      9,738,844
Seacor Holdings, Inc. (1)                                                 90,670          7,401,392
T-3 Energy Services, Inc. (1)                                            147,196          2,899,761
Tidewater, Inc.                                                          129,495          6,097,920
Willbros Group, Inc. (1)                                                 433,921          6,608,617
                                                                                   ----------------
                                                                                         68,798,272
                                                                                   ----------------
OIL, GAS & CONSUMABLE FUELS--2.4%

Alpha Natural Resources, Inc. (1)                                        133,800          4,696,380
CVR Energy, Inc. (1)                                                     495,835          6,168,187
Encore Acquisition Co. (1)                                               156,685          5,860,019
Holly Corp.                                                              929,716         23,819,324
Inergy LP                                                                425,818         12,680,860
Knightsbridge Tankers Ltd.                                                92,209          1,202,405
MarkWest Energy Partners LP                                              904,120         21,364,356
McMoRan Exploration Co. (1)                                               20,168            152,268
Pengrowth Energy Trust                                                   174,850          1,837,674
Teekay Tankers Ltd., Cl. A                                               151,431          1,264,449
Western Refining, Inc. (1)                                               522,255          3,368,545
World Fuel Services Corp.                                                142,092          6,830,362
                                                                                   ----------------
                                                                                         89,244,829
                                                                                   ----------------
FINANCIALS--20.0%

CAPITAL MARKETS--3.3%
BGC Partners, Inc., Cl. A                                                226,590            969,805
Investment Technology Group, Inc. (1)                                     91,760          2,561,939
Janus Capital Group, Inc.                                                387,200          5,490,496
Knight Capital Group, Inc., Cl. A (1)                                  1,188,140         25,842,045
LaBranche & Co., Inc. (1)                                                898,492          3,054,873
MF Global Ltd. (1)                                                     3,447,357         25,062,285
optionsXpress Holdings, Inc.                                             887,900         15,342,912
Penson Worldwide, Inc. (1)                                               486,993          4,743,312
Stifel Financial Corp. (1)                                               455,730         25,019,577
Teton Advisors, Inc. (1)                                                     678              2,373
Tradestation Group, Inc. (1)                                             592,482          4,828,728
W.P. Carey & Co. LLC                                                     105,929          2,998,850
Waddell & Reed Financial, Inc., Cl. A                                    188,720          5,369,084
                                                                                   ----------------
                                                                                        121,286,279
                                                                                   ----------------
COMMERCIAL BANKS--2.9%
Alliance Financial Corp.                                                  40,550          1,096,878
Banco Latinoamericano de Exportaciones SA, Cl. E                         318,400          4,527,648
Banco Macro SA, ADR                                                      154,450          3,729,968
Bancolombia SA, Sponsored ADR                                            112,150          4,814,600
Bank of Marin Bancorp                                                     39,450          1,235,969
CapitalSource, Inc.                                                    1,558,170          6,762,458
First Citizens BancShares, Inc., Cl. A                                    29,738          4,731,316
First of Long Island Corp. (The)(2)                                       45,350          1,205,857
Grupo Financiero Galicia SA (1)                                          325,250          1,531,928


                   4 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       Shares            Value
                                                                    ------------   ----------------
COMMERCIAL BANKS CONTINUED
Hancock Holding Co.                                                      385,990   $     14,501,644
IBERIABANK Corp.                                                         292,691         13,335,002
International Bancshares Corp.                                           404,082          6,590,577
Oriental Financial Group, Inc.                                           520,691          6,612,776
Santander BanCorp (1)                                                     26,314            256,562
Sterling Bancshares, Inc.                                              1,518,750         11,102,063
TCF Financial Corp.                                                      978,650         12,761,596
Westamerica Bancorp                                                      234,880         12,213,760
                                                                                   ----------------
                                                                                        107,010,602
                                                                                   ----------------
CONSUMER FINANCE--0.9%
Advance America Cash Advance Centers, Inc.                               463,994          2,598,366
Cash America International, Inc.                                         280,985          8,474,508
EZCORP, Inc., Cl. A (1)                                                  436,701          5,965,336
First Cash Financial Services, Inc. (1)                                  294,762          5,049,273
Nelnet, Inc., Cl. A (1)                                                  337,312          4,196,161
Student Loan Corp. (The)                                                  23,440          1,087,616
World Acceptance Corp. (1)                                               307,904          7,762,260
                                                                                   ----------------
                                                                                         35,133,520
                                                                                   ----------------
DIVERSIFIED FINANCIAL SERVICES--1.0%
Fifth Street Finance Corp.                                               353,600          3,864,848
Life Partners Holdings, Inc.                                             210,132          3,761,363
MSCI, Inc., Cl. A (1)                                                    774,750         22,948,095
Portfolio Recovery Associates, Inc. (1)                                  169,778          7,696,037
                                                                                   ----------------
                                                                                         38,270,343
                                                                                   ----------------
INSURANCE--3.6%
Allied World Assurance Holdings Ltd.                                     122,753          5,883,551
American Equity Investment Life Holding Co.                              583,420          4,095,608
American Physicians Capital, Inc.                                        137,507          3,961,577
Amerisafe, Inc. (1)                                                      334,254          5,765,882
AmTrust Financial Services, Inc.                                         406,944          4,643,231
Argo Group International Holdings Ltd. (1)                               153,884          5,182,813
Aspen Insurance Holdings Ltd.                                            284,625          7,534,024
CNA Surety Corp. (1)                                                     233,242          3,778,520
Conseco, Inc. (1)                                                        244,700          1,287,122
Employers Holdings, Inc.                                                 181,200          2,804,976
Endurance Specialty Holdings Ltd.                                        205,592          7,497,940
Enstar Group Ltd. (1)                                                     27,785          1,730,172
First Mercury Financial Corp.                                            220,924          2,942,708
FPIC Insurance Group, Inc. (1)                                            84,656          2,840,209
Hallmark Financial Services, Inc. (1)                                     33,940            273,217
Hanover Insurance Group, Inc.                                            474,632         19,616,541
Harleysville Group, Inc.                                                  52,774          1,670,297
Horace Mann Educators Corp.                                              301,387          4,210,376
Infinity Property & Casualty Corp.                                       142,239          6,042,313
Meadowbrook Insurance Group, Inc.                                        348,000          2,575,200
National Interstate Corp.                                                 49,870            872,725
National Western Life Insurance Co., Cl. A                                 1,510            265,730


                   5 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       Shares            Value
                                                                    ------------   ----------------
INSURANCE CONTINUED
Platinum Underwriters Holdings Ltd.                                      212,320   $      7,609,549
PMA Capital Corp., Cl. A (1)                                              69,070            393,008
ProAssurance Corp. (1)                                                   151,096          7,885,700
Safety Insurance Group, Inc.                                             174,636          5,749,017
StanCorp Financial Group, Inc.                                           214,519          8,660,132
Validus Holdings Ltd.                                                    275,797          7,115,563
                                                                                   ----------------
                                                                                        132,887,701
                                                                                   ----------------
REAL ESTATE INVESTMENT TRUSTS--7.5%
Agree Realty Corp.                                                        55,783          1,279,104
American Capital Agency Corp.                                            333,576          9,490,237
Chimera Investment Corp.                                               4,002,950         15,291,269
Corporate Office Properties Trust                                        173,123          6,384,776
DiamondRock Hospitality Co. (1)                                          316,140          2,560,734
Digital Realty Trust, Inc.                                               555,850         25,407,904
EastGroup Properties, Inc.                                               179,081          6,844,476
Equity Lifestyle Properties, Inc.                                        139,513          5,969,761
Equity One, Inc.                                                          19,440            304,625
Essex Property Trust, Inc.                                                46,769          3,721,877
Getty Realty Corp.                                                       233,264          5,724,299
Hatteras Financial Corp.                                                 617,500         18,512,650
Home Properties of New York, Inc.                                        208,776          8,996,158
Liberty Property Trust                                                    31,300          1,018,189
LTC Properties, Inc.                                                     652,150         15,677,686
Mack-Cali Realty Corp.                                                    30,200            976,366
Mid-America Apartment Communities, Inc.                                  656,849         29,643,595
National Health Investors, Inc.                                          146,230          4,628,180
National Retail Properties, Inc.                                         343,960          7,384,821
Nationwide Health Properties, Inc.                                        32,500          1,007,175
Omega Healthcare Investors, Inc.                                         236,990          3,796,580
PS Business Parks, Inc.                                                  129,017          6,621,152
Realty Income Corp.                                                      165,611          4,247,921
Senior Housing Properties Trust                                          332,480          6,353,693
Starwood Property Trust, Inc. (1)                                        493,600          9,995,400
Tanger Factory Outlet Centers, Inc.                                      778,090         29,053,881
Taubman Centers, Inc.                                                    839,624         30,293,634
Universal Health Realty Income Trust                                      65,214          2,122,716
Urstadt Biddle Properties, Inc., Cl. A                                   230,122          3,357,480
Walter Investment Management Corp.                                       416,300          6,669,126
Washington Real Estate Investment Trust                                   97,000          2,793,600
                                                                                   ----------------
                                                                                        276,129,065
                                                                                   ----------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
E-House China Holdings Ltd., ADS (1)                                     212,900          4,547,544
Forestar Group, Inc. (1)                                                  69,800          1,199,164
                                                                                   ----------------
                                                                                          5,746,708
                                                                                   ----------------
THRIFTS & MORTGAGE FINANCE--0.6%
First Defiance Financial Corp.                                            79,900          1,191,309
First Niagara Financial Group, Inc.                                      695,000          8,569,350
NASB Financial, Inc.                                                      18,078            475,451


                   6 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       Shares            Value
                                                                    ------------   ----------------
THRIFTS & MORTGAGE FINANCE CONTINUED
NewAlliance Bancshares, Inc.                                             120,791   $      1,292,464
OceanFirst Financial Corp.                                                51,496            597,354
Ocwen Financial Corp. (1)                                                580,999          6,576,909
United Financial Bancorp., Inc.                                          170,108          1,969,851
                                                                                   ----------------
                                                                                         20,672,688
                                                                                   ----------------
HEALTH CARE--14.7%

BIOTECHNOLOGY--1.4%
Acorda Therapeutics, Inc. (1)                                            326,650          7,604,412
AMAG Pharmaceuticals, Inc. (1)                                           127,200          5,556,096
Cubist Pharmaceuticals, Inc. (1)                                          47,300            955,460
Indevus Pharmaceuticals, Inc.(1,2)                                        14,100                141
Martek Biosciences Corp. (1)                                             336,002          7,590,285
PDL BioPharma, Inc.                                                      878,150          6,919,822
QLT PhotoTherapeutics, Inc. (1)                                          387,200          1,432,640
Savient Pharmaceuticals, Inc. (1)                                      1,510,710         22,962,792
                                                                                   ----------------
                                                                                         53,021,648
                                                                                   ----------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.5%
Align Technology, Inc. (1)                                                55,650            791,343
American Medical Systems Holdings, Inc. (1)                              302,350          5,115,762
Atrion Corp.                                                              11,586          1,673,018
Cantel Medical Corp. (1)                                                 176,112          2,652,247
Greatbatch, Inc. (1)                                                     532,120         11,956,736
Haemonetics Corp. (1)                                                     32,280          1,811,554
Hill-Rom Holdings, Inc.                                                  465,018         10,128,092
ICU Medical, Inc. (1)                                                        880             32,437
Integra LifeSciences Holdings Corp. (1)                                  385,248         13,156,219
Invacare Corp.                                                           262,285          5,843,710
Kensey Nash Corp. (1)                                                    152,275          4,408,361
Kinetic Concepts, Inc. (1)                                               176,400          6,523,272
Masimo Corp. (1)                                                         273,310          7,160,722
Merit Medical Systems, Inc. (1)                                          437,860          7,588,114
Natus Medical, Inc. (1)                                                  488,259          7,533,836
NuVasive, Inc. (1)                                                       457,910         19,122,322
Orthofix International NV (1)                                            328,160          9,644,622
Sirona Dental Systems, Inc. (1)                                           43,620          1,297,695
Steris Corp.                                                             251,390          7,654,826
SurModics, Inc. (1)                                                      347,018          8,536,643
Symmetry Medical, Inc. (1)                                               400,000          4,148,000
Volcano Corp. (1)                                                        761,550         12,809,271
Wright Medical Group, Inc. (1)                                           807,380         14,419,807
                                                                                   ----------------
                                                                                        164,008,609
                                                                                   ----------------
HEALTH CARE PROVIDERS & SERVICES--6.9%
Alliance HealthCare Services, Inc. (1)                                   121,820            689,501
Amedisys, Inc. (1)                                                       142,685          6,225,347


                   7 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       Shares            Value
                                                                    ------------   ----------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
America Service Group, Inc.                                               91,600   $      1,515,064
AMN Healthcare Services, Inc. (1)                                        325,858          3,098,910
AmSurg Corp. (1)                                                         403,475          8,565,774
Centene Corp. (1)                                                        410,608          7,776,916
Chemed Corp.                                                             180,761          7,933,600
Community Health Systems, Inc. (1)                                        98,509          3,145,392
CorVel Corp. (1)                                                          25,430            722,212
Cross Country Healthcare, Inc. (1)                                        66,676            620,754
Emergency Medical Services LP, Cl. A (1)                                 121,230          5,637,195
Enstar Group, Inc. (The)                                                  64,255            901,498
Genoptix, Inc. (1)                                                       426,161         14,821,880
Gentiva Health Services, Inc. (1)                                        322,991          8,078,005
Health Management Associates, Inc., Cl. A (1)                          4,600,763         34,459,715
HEALTHSOUTH Corp. (1)                                                    339,328          5,307,090
Healthspring, Inc. (1)                                                   619,053          7,583,399
Healthways, Inc. (1)                                                     461,615          7,071,942
HMS Holdings Corp. (1)                                                   282,100         10,784,683
InVentiv Health, Inc. (1)                                                404,637          6,769,577
LHC Group, Inc. (1)                                                      239,950          7,181,704
LifePoint Hospitals, Inc. (1)                                            265,812          7,192,873
Lincare Holdings, Inc. (1)                                               267,898          8,371,813
Magellan Health Services, Inc. (1)                                       184,711          5,737,124
MEDNAX, Inc. (1)                                                         439,598         24,142,722
Molina Healthcare, Inc. (1)                                              285,789          5,912,974
Nighthawk Radiology Holdings, Inc. (1)                                   222,400          1,607,952
Odyssey Healthcare, Inc. (1)                                             432,845          5,410,563
PharMerica Corp. (1)                                                     386,627          7,179,663
PSS World Medical, Inc. (1)                                                7,610            166,126
RehabCare Group, Inc. (1)                                                282,947          6,137,120
Res-Care, Inc. (1)                                                       181,310          2,576,415
Sun Healthcare Group, Inc. (1)                                         1,938,598         16,749,487
Triple-S Management Corp., Cl. B (1)                                     339,964          5,701,196
U.S. Physical Therapy, Inc. (1)                                           91,700          1,381,919
Universal Health Services, Inc., Cl. B                                    58,907          3,648,111
VCA Antech, Inc. (1)                                                      85,799          2,307,135
                                                                                   ----------------
                                                                                        253,113,351
                                                                                   ----------------
HEALTH CARE TECHNOLOGY--0.3%
MedAssets, Inc. (1)                                                      569,450         12,852,487
                                                                                   ----------------
LIFE SCIENCES TOOLS & SERVICES--0.4%
Bruker Corp. (1)                                                         146,200          1,559,954
Cambrex Corp. (1)                                                        221,000          1,392,300
Dionex Corp. (1)                                                          99,608          6,471,532
eResearch Technology, Inc. (1)                                           620,396          4,342,772


                   8 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       Shares            Value
                                                                    ------------   ----------------
LIFE SCIENCES TOOLS & SERVICES CONTINUED
Kendle International, Inc. (1)                                            42,220   $        705,918
                                                                                   ----------------
                                                                                         14,472,476
                                                                                   ----------------
PHARMACEUTICALS--1.2%
Endo Pharmaceuticals Holdings, Inc. (1)                                  160,136          3,623,878
King Pharmaceuticals, Inc. (1)                                           411,021          4,426,696
Medicis Pharmaceutical Corp., Cl. A                                      133,396          2,848,005
Perrigo Co.                                                              549,350         18,672,407
Questcor Pharmaceuticals, Inc. (1)                                     1,331,941          7,352,314
Valeant Pharmaceuticals International, Inc. (1)                          205,960          5,779,238
                                                                                   ----------------
                                                                                         42,702,538
                                                                                   ----------------
INDUSTRIALS--15.4%

AEROSPACE & DEFENSE--1.5%
BE Aerospace, Inc. (1)                                                 1,301,967         26,221,615
Ceradyne, Inc. (1)                                                       386,255          7,080,054
Cubic Corp.                                                               91,860          3,625,714
DynCorp International, Inc., Cl. A (1)                                   413,178          7,437,204
Gencorp, Inc. (1)                                                        462,400          2,478,464
Triumph Group, Inc.                                                      176,120          8,451,999
                                                                                   ----------------
                                                                                         55,295,050
                                                                                   ----------------
AIR FREIGHT & LOGISTICS--0.6%
Hub Group, Inc., Cl. A (1)                                               965,350         22,058,248
                                                                                   ----------------
AIRLINES--0.5%
Allegiant Travel Co. (1)                                                 105,102          4,003,335
Hawaiian Holdings, Inc. (1)                                              671,767          5,548,795
Republic Airways Holdings, Inc. (1)                                      487,504          4,548,412
SkyWest, Inc.                                                            378,210          6,270,722
                                                                                   ----------------
                                                                                         20,371,264
                                                                                   ----------------
BUILDING PRODUCTS--0.4%
Aaon, Inc.                                                               139,192          2,794,975
Ameron International Corp.                                               100,196          7,011,716
Apogee Enterprises, Inc.                                                 415,028          6,233,721
                                                                                   ----------------
                                                                                         16,040,412
                                                                                   ----------------
COMMERCIAL SERVICES & SUPPLIES--2.3%
American Reprographics Co. (1)                                           559,565          5,327,059
ATC Technology Corp. (1)                                                 267,047          5,276,849
Brink's Co. (The)                                                        121,820          3,278,176
Courier Corp.                                                             16,588            251,308
Deluxe Corp.                                                             443,542          7,584,568
EnergySolutions, Inc.                                                  1,272,919         11,736,313
Ennis, Inc.                                                              132,010          2,129,321
G&K Services, Inc., Cl. A                                                128,372          2,844,724
Knoll, Inc.                                                              368,796          3,846,542
M&F Worldwide Corp. (1)                                                   64,518          1,305,844
Miller (Herman), Inc.                                                    432,650          7,316,112
North American Galvanizing & Coating, Inc. (1)                           224,630          1,363,504


                   9 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       Shares            Value
                                                                    ------------   ----------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
R.R. Donnelley & Sons Co.                                                461,213   $      9,805,388
Steelcase, Inc., Cl. A                                                   738,290          4,584,781
Sykes Enterprises, Inc. (1)                                              147,415          3,069,180
Waste Connections, Inc. (1)                                              509,560         14,705,902
                                                                                   ----------------
                                                                                         84,425,571
                                                                                   ----------------
CONSTRUCTION & ENGINEERING--1.4%
Baker (Michael) Corp. (1)                                                111,619          4,056,234
Comfort Systems USA, Inc.                                                491,880          5,700,889
Dycom Industries, Inc. (1)                                               562,802          6,922,465
EMCOR Group, Inc. (1)                                                    332,830          8,427,256
Granite Construction, Inc.                                               115,436          3,571,590
Pike Electric Corp. (1)                                                  155,512          1,863,034
Sterling Construction Co., Inc. (1)                                       18,178            325,568
Tutor Perini Corp. (1)                                                   898,000         19,127,400
                                                                                   ----------------
                                                                                         49,994,436
                                                                                   ----------------
ELECTRICAL EQUIPMENT--1.8%
AZZ, Inc. (1)                                                            150,019          6,026,263
Brady Corp., Cl. A                                                       113,546          3,261,041
Encore Wire Corp.                                                        228,668          5,108,443
EnerSys, Inc. (1)                                                        319,939          7,077,051
GT Solar International, Inc. (1)                                         262,096          1,522,778
Harbin Electric, Inc. (1)                                                361,726          6,105,935
Hubbell, Inc., Cl. B                                                     183,267          7,697,214
Powell Industries, Inc. (1)                                              195,849          7,518,643
Regal-Beloit Corp.                                                       318,600         14,563,206
Thomas & Betts Corp. (1)                                                 219,269          6,595,612
                                                                                   ----------------
                                                                                         65,476,186
                                                                                   ----------------
INDUSTRIAL CONGLOMERATES--0.4%
Carlisle Cos., Inc.                                                      212,430          7,203,501
Standex International Corp.                                               74,223          1,471,842
Tredegar Corp.                                                           334,410          4,848,945
                                                                                   ----------------
                                                                                         13,524,288
                                                                                   ----------------
MACHINERY--3.9%
Altra Holdings, Inc. (1)                                                 150,136          1,680,022
Ampco-Pittsburgh Corp.                                                   126,570          3,365,496
Chart Industries, Inc. (1)                                               361,763          7,810,463
Colfax Corp. (1)                                                         462,150          4,912,655
Crane Co.                                                                251,865          6,500,636
EnPro Industries, Inc. (1)                                               400,949          9,165,694
Force Protection, Inc. (1)                                               453,167          2,474,292
Freightcar America, Inc.                                                 303,450          7,373,835
Gardner Denver, Inc. (1)                                               1,008,169         35,164,935
Graco, Inc.                                                              685,439         19,103,185
Harsco Corp.                                                              72,710          2,574,661
K-Tron International, Inc. (1)                                            11,351          1,080,729


                   10 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       Shares            Value
                                                                    ------------   ----------------
MACHINERY CONTINUED
Lincoln Electric Holdings, Inc.                                           80,712   $      3,829,784
Mueller Industries, Inc.                                                 316,800          7,562,016
Robbins & Myers, Inc.                                                    297,541          6,986,263
Toro Co. (The)                                                           211,127          8,396,521
Wabtec Corp.                                                             454,330         17,051,005
                                                                                   ----------------
                                                                                        145,032,192
                                                                                   ----------------
MARINE--0.4%
American Commercial Lines, Inc. (1)                                      148,305          4,318,642
Diana Shipping, Inc.                                                     245,700          3,194,100
International Shipholding Corp.                                           82,520          2,542,441
Kirby Corp. (1)                                                          127,670          4,700,809
Safe Bulkers, Inc.                                                       249,790          2,028,295
                                                                                   ----------------
                                                                                         16,784,287
                                                                                   ----------------
PROFESSIONAL SERVICES--0.8%
Administaff, Inc.                                                        106,418          2,795,601
Kforce, Inc. (1)                                                         135,600          1,629,912
Resources Connection, Inc. (1)                                           577,367          9,849,881
School Specialty, Inc. (1)                                               371,340          8,808,185
Spherion Corp. (1)                                                       296,880          1,843,625
Watson Wyatt & Co. Holdings                                               90,934          3,961,085
                                                                                   ----------------
                                                                                         28,888,289
                                                                                   ----------------
ROAD & RAIL--0.8%
Avis Budget Group, Inc. (1)                                              753,794         10,070,688
Dollar Thrifty Automotive Group, Inc. (1)                                199,408          4,903,443
Old Dominion Freight Line, Inc. (1)                                      470,200         14,308,186
                                                                                   ----------------
                                                                                         29,282,317
                                                                                   ----------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
Aircastle Ltd.                                                           119,020          1,150,923
Beacon Roofing Supply, Inc. (1)                                          377,990          6,040,280
DXP Enterprises, Inc. (1)                                                 79,034            881,229
Genesis Lease Ltd., ADS                                                   40,950            366,503
Houston Wire & Cable Co.                                                 237,022          2,619,093
Interline Brands, Inc. (1)                                                72,966          1,229,477
MSC Industrial Direct Co., Inc., Cl. A                                    14,130            615,785
WESCO International, Inc. (1)                                            288,510          8,309,088
                                                                                   ----------------
                                                                                         21,212,378
                                                                                   ----------------
INFORMATION TECHNOLOGY--20.1%

COMMUNICATIONS EQUIPMENT--4.0%
3Com Corp. (1)                                                         2,010,692         10,515,919
ADTRAN, Inc.                                                             280,630          6,889,467
Arris Group, Inc. (1)                                                  1,792,490         23,320,295
Black Box Corp.                                                          138,362          3,471,503
Blue Coat Systems, Inc. (1)                                            1,210,886         27,353,915
CommScope, Inc. (1)                                                      257,905          7,719,097
Comtech Telecommunications Corp. (1)                                     573,200         19,041,704


                   11 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       Shares            Value
                                                                    ------------   ----------------
COMMUNICATIONS EQUIPMENT CONTINUED
Netgear, Inc. (1)                                                         64,637   $      1,186,089
Oplink Communications, Inc. (1)                                           85,996          1,248,662
Plantronics, Inc.                                                        364,305          9,767,017
Polycom, Inc. (1)                                                        469,180         12,550,565
Sierra Wireless, Inc. (1)                                                399,010          3,982,120
Starent Networks Corp. (1)                                               681,750         17,330,085
Symmetricom, Inc. (1)                                                    104,640            542,035
Tekelec, Inc. (1)                                                        244,904          4,023,773
                                                                                   ----------------
                                                                                        148,942,246
                                                                                   ----------------
COMPUTERS & PERIPHERALS--1.1%
China Digital TV Holding Co. Ltd., ADR                                   169,820          1,222,704
Cray, Inc. (1)                                                           166,834          1,389,727
NCR Corp. (1)                                                            252,080          3,483,746
QLogic Corp. (1)                                                         550,040          9,460,688
Quantum Corp. (1)                                                      1,021,720          1,287,367
Synaptics, Inc. (1)                                                      861,350         21,706,020
                                                                                   ----------------
                                                                                         38,550,252
                                                                                   ----------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.5%
Benchmark Electronics, Inc. (1)                                          469,300          8,447,400
Checkpoint Systems, Inc. (1)                                             158,358          2,603,406
Insight Enterprises, Inc. (1)                                            401,202          4,898,676
Multi-Fineline Electronix, Inc. (1)                                      275,884          7,920,630
OSI Systems, Inc. (1)                                                    177,857          3,253,005
PC Connection, Inc. (1)                                                   39,583            215,332
ScanSource, Inc. (1)                                                     214,321          6,069,571
SYNNEX Corp. (1)                                                         246,400          7,510,272
Tech Data Corp. (1)                                                      207,692          8,642,064
Technitrol, Inc.                                                          53,153            489,539
TTM Technologies, Inc. (1)                                               449,016          5,150,214
                                                                                   ----------------
                                                                                         55,200,109
                                                                                   ----------------
INTERNET SOFTWARE & SERVICES--2.5%
Digital River, Inc. (1)                                                  469,501         18,930,280
DivX, Inc. (1)                                                            89,890            490,799
EarthLink, Inc.                                                          790,253          6,646,028
GigaMedia Ltd. (1)                                                     1,258,740          6,595,798
Internet Brands, Inc., Cl. A (1)                                          52,660            420,227
j2 Global Communications, Inc. (1)                                       998,563         22,976,935
Open Text Corp. (1)                                                       20,299            757,762
Perficient, Inc. (1)                                                     120,250            994,468
SkillSoft plc, ADR (1)                                                   306,486          2,942,266
Sohu.com, Inc. (1)                                                        53,130          3,654,281
United Online, Inc.                                                      592,588          4,764,408
ValueClick, Inc. (1)                                                     622,581          8,211,843


                   12 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       Shares            Value
                                                                    ------------   ----------------
INTERNET SOFTWARE & SERVICES CONTINUED
VistaPrint NV (1)                                                        268,377   $     13,620,133
Web.com Group, Inc. (1)                                                   82,190            582,727
                                                                                   ----------------
                                                                                         91,587,955
                                                                                   ----------------
IT SERVICES--3.7%
Acxiom Corp. (1)                                                         814,738          7,707,421
Broadridge Financial Solutions, Inc.                                     393,526          7,909,873
CACI International, Inc., Cl. A (1)                                      486,164         22,980,972
Cass Information Systems, Inc.                                            11,400            340,404
CIBER, Inc. (1)                                                          809,610          3,238,440
Convergys Corp. (1)                                                      708,276          7,040,263
CSG Systems International, Inc. (1)                                      347,398          5,561,842
DST Systems, Inc. (1)                                                    153,303          6,867,974
Gartner, Inc. (1)                                                        388,053          7,089,728
Global Cash Access, Inc. (1)                                             582,118          4,255,283
iGate Corp.                                                              160,984          1,381,243
Lender Processing Services, Inc.                                         370,830         14,154,581
Ness Technologies, Inc. (1)                                              365,920          2,887,109
NeuStar, Inc., Cl. A (1)                                                 891,886         20,156,624
Patni Computer Systems Ltd., ADR                                          66,150          1,223,775
Satyam Computer Services Ltd., ADR                                       149,200            981,736
Syntel, Inc.                                                              76,043          3,629,532
TeleTech Holdings, Inc. (1)                                              468,119          7,986,110
TNS, Inc. (1)                                                            131,510          3,603,374
Unisys Corp. (1)                                                         397,800          1,062,126
Virtusa Corp. (1)                                                         63,750            604,988
Wright Express Corp. (1)                                                 241,370          7,122,829
                                                                                   ----------------
                                                                                        137,786,227
                                                                                   ----------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.7%
02Micro International Ltd., ADR (1)                                       81,512            427,938
ASM International NV (1)                                                  39,010            727,146
Atheros Communications, Inc. (1)                                         475,300         12,609,709
Cypress Semiconductor Corp. (1)                                           48,180            497,699
Himax Technologies, Inc.                                                 892,208          2,971,053
Mellanox Technologies Ltd. (1)                                            86,250          1,413,638
Micrel, Inc.                                                             612,188          4,989,332
Netlogic Microsystems, Inc. (1)                                          373,950         16,827,750
Semtech Corp. (1)                                                      1,113,881         18,947,116
Sigma Designs, Inc. (1)                                                  246,332          3,579,204
Silicon Motion Technology Corp., ADR (1)                                 164,440            654,471
Skyworks Solutions, Inc. (1)                                           1,270,680         16,823,803
Tessera Technologies, Inc. (1)                                           234,365          6,536,440
Varian Semiconductor Equipment Associates, Inc. (1)                      361,049         11,856,849
                                                                                   ----------------
                                                                                         98,862,148
                                                                                   ----------------


                   13 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       Shares            Value
                                                                    ------------   ----------------
SOFTWARE--4.6%
Actuate Corp. (1)                                                        295,020   $      1,705,216
Blackboard, Inc. (1)                                                     409,590         15,474,310
Compuware Corp. (1)                                                      770,451          5,647,406
Concur Technologies, Inc. (1)                                            206,000          8,190,560
Double-Take Software, Inc. (1)                                           139,530          1,421,811
Ebix, Inc. (1)                                                            59,700          3,304,992
FactSet Research Systems, Inc.                                           259,759         17,206,436
Fair Isaac Corp.                                                         412,306          8,860,456
Giant Interactive Group, Inc., ADR                                       331,400          2,508,698
Henry (Jack) & Associates, Inc.                                          130,827          3,070,510
i2 Technologies, Inc. (1)                                                328,794          5,273,856
Informatica Corp. (1)                                                    359,922          8,127,039
JDA Software Group, Inc. (1)                                             293,680          6,443,339
Kenexa Corp. (1)                                                         121,459          1,637,267
Manhattan Associates, Inc. (1)                                           275,082          5,556,656
MICROS Systems, Inc. (1)                                                 206,880          6,245,707
MicroStrategy, Inc., Cl. A (1)                                            94,023          6,726,405
Net 1 UEPS Technologies, Inc. (1)                                        486,510         10,197,250
NetScout Systems, Inc. (1)                                               305,420          4,126,224
Novell, Inc. (1)                                                         129,520            584,135
OpenTV Corp. (1)                                                         314,280            433,706
Perfect World Co. Ltd. (1)                                               130,590          6,281,379
Progress Software Corp. (1)                                              235,590          5,336,114
Quest Software, Inc. (1)                                                 420,220          7,080,707
S1 Corp. (1)                                                             624,600          3,860,028
SonicWALL, Inc. (1)                                                      431,349          3,623,332
Sybase, Inc. (1)                                                          58,220          2,264,758
TIBCO Software, Inc. (1)                                               1,666,810         15,818,027
Websense, Inc. (1)                                                       188,950          3,174,360
                                                                                   ----------------
                                                                                        170,180,684
                                                                                   ----------------
MATERIALS--4.7%

CHEMICALS--2.3%
Ashland, Inc.                                                            243,060         10,505,053
CF Industries Holdings, Inc.                                              26,720          2,304,066
Cytec Industries, Inc.                                                   737,091         23,933,345
Hawkins, Inc.                                                             35,670            833,251
Innophos Holdings, Inc.                                                  378,166          6,996,071
Koppers Holdings, Inc.                                                   161,024          4,774,362
LSB Industries, Inc. (1)                                                 208,936          3,253,134
Minerals Technologies, Inc.                                              137,523          6,540,594
NewMarket Corp.                                                           82,560          7,681,382
OM Group, Inc. (1)                                                       219,750          6,678,203
PolyOne Corp. (1)                                                        185,400          1,236,618
Schulman (A.), Inc.                                                      260,633          5,194,416


                   14 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       Shares            Value
                                                                    ------------   ----------------
CHEMICALS CONTINUED

Spartech Corp.                                                           216,902   $      2,336,035
Stepan Co.                                                                39,750          2,388,180
                                                                                   ----------------
                                                                                         84,654,710
                                                                                   ----------------
CONSTRUCTION MATERIALS--0.5%
Eagle Materials, Inc.                                                    685,220         19,583,588
                                                                                   ----------------
CONTAINERS & PACKAGING--0.8%
AEP Industries, Inc. (1)                                                  36,850          1,470,315
Bway Holding Co. (1)                                                     187,700          3,474,327
Myers Industries, Inc.                                                   261,697          2,818,477
Packaging Corp. of America                                               779,520         15,902,208
Rock-Tenn Co., Cl. A                                                     125,468          5,910,797
                                                                                   ----------------
                                                                                         29,576,124
                                                                                   ----------------
METALS & MINING--0.9%
Century Aluminum Co. (1)                                                 355,750          3,326,263
Compass Minerals International, Inc.                                     355,650         21,915,153
Mesabi Trust                                                              69,360            704,004
Redcorp Ventures Ltd., Legend Shares (1,2)                             4,502,900             21,029
Thompson Creek Metals Co., Inc. (1)                                      555,440          6,704,161
                                                                                   ----------------
                                                                                         32,670,610
                                                                                   ----------------
PAPER & FOREST PRODUCTS--0.2%
Buckeye Technologies, Inc. (1)                                            84,739            909,249
KapStone Paper and Packing Corp. (1)                                      81,467            663,141
Schweitzer-Mauduit International, Inc.                                    92,874          5,048,631
                                                                                   ----------------
                                                                                          6,621,021
                                                                                   ----------------
TELECOMMUNICATION SERVICES--0.5%

DIVERSIFIED TELECOMMUNICATION SERVICES--0.3%
Atlantic Tele-Network, Inc.                                               21,900          1,169,898
Cincinnati Bell, Inc. (1)                                              2,409,960          8,434,860
D&E Communications, Inc.                                                 129,082          1,483,152
                                                                                   ----------------
                                                                                         11,087,910
                                                                                   ----------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
USA Mobility, Inc.                                                       390,776          5,033,195
Vivo Participacoes SA, ADR                                                43,552          1,099,688
                                                                                   ----------------
                                                                                          6,132,883
                                                                                   ----------------
UTILITIES--2.9%

ELECTRIC UTILITIES--0.8%
Cleco Corp.                                                              316,370          7,934,560
Companhia Paranaense Energia, Sponsored ADR, B Shares, Preference        492,600          8,684,538
El Paso Electric Co. (1)                                                 119,650          2,114,216
UniSource Energy Corp.                                                    11,580            356,085
Unitil Corp.                                                             129,186          2,900,226
Westar Energy, Inc.                                                      354,350          6,913,369
                                                                                   ----------------
                                                                                         28,902,994
                                                                                   ----------------
ENERGY TRADERS--0.2%
Calpine Corp. (1)                                                         40,600            467,712
                                                                                   ----------------


                   15 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       Shares            Value
                                                                    ------------   ----------------
ENERGY TRADERS CONTINUED
Mirant Corp. (1)                                                         422,130   $      6,935,596
                                                                                   ----------------
                                                                                          7,403,308
                                                                                   ----------------
GAS UTILITIES--0.8%
AGL Resources, Inc.                                                      222,850          7,859,920
Atmos Energy Corp.                                                       276,460          7,790,643
Chesapeake Utilities Corp.                                                24,420            756,776
New Jersey Resources Corp.                                               188,490          6,844,072
Southwest Gas Corp.                                                      230,506          5,896,343
                                                                                   ----------------
                                                                                         29,147,754
                                                                                   ----------------
MULTI-UTILITIES--0.7%
Avista Corp.                                                             200,641          4,056,961
CH Energy Group, Inc.                                                    145,694          6,455,701
NorthWestern Corp.                                                       611,742         14,944,828
                                                                                   ----------------
                                                                                         25,457,490
                                                                                   ----------------
WATER UTILITIES--0.4%
Aqua America, Inc.                                                       825,150         14,555,646
                                                                                   ----------------
Total Common Stocks (Cost $3,188,528,570)                                             3,639,625,245
                                                                                   ----------------
INVESTMENT COMPANIES--1.4%
Ares Capital Corp.                                                       107,517          1,184,837
ASA Ltd.                                                                   8,093            613,449
BlackRock Kelso Capital Corp.                                            139,200          1,032,864
Gladstone Capital Corp.                                                  312,091          2,786,973
Hercules Technology Growth Capital, Inc.                                 554,347          5,443,688
JPMorgan U.S. Treasury Plus Money Market Fund, Agency
Shares, 0.00% (3,4)                                                      423,365            423,365
MCG Capital Corp. (1)                                                    496,627          2,080,867
Oppenheimer Institutional Money Market Fund, Cl. E, 0.27% (3,5)       26,132,303         26,132,303
PennantPark Investment Corp.                                             193,107          1,566,098
Prospect Capital Corp.                                                   863,524          9,248,342
                                                                                   ----------------
Total Investment Companies (Cost $47,717,960)                                            50,512,786
                                                                                   ----------------
TOTAL INVESTMENTS, AT VALUE (COST $3,236,246,530)                          100.2%     3,690,138,031
Liabilities in Excess of Other Assets                                       (0.2)        (7,439,435)
                                                                    ------------   ----------------
Net Assets                                                                 100.0%  $  3,682,698,596
                                                                    ============   ================

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Illiquid security. The aggregate value of illiquid securities as of September 30, 2009 was $1,227,027, which represents 0.03% of the Fund's net assets. See accompanying Notes.

(3.) Rate shown is the 7-day yield as of September 30, 2009.

(4.) Interest rate is less than 0.0005%.


                   16 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

(5.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES         GROSS         GROSS            SHARES
                                                     JUNE 30, 2009    ADDITIONS     REDUCTIONS   SEPTEMBER 30, 2009
                                                     -------------   -----------   -----------   ------------------
OFI Liquid Assets Fund, LLC                               166,725          7,632       174,357               --
Oppenheimer Institutional Money Market Fund, Cl. E    111,309,371    480,234,499   565,411,567       26,132,303

                                                        VALUE       INCOME
                                                     -----------   -------
OFI Liquid Assets Fund, LLC                          $        --   $   873(a)
Oppenheimer Institutional Money Market Fund, Cl. E    26,132,303    32,436
                                                     -----------   -------
                                                     $26,132,303   $33,309
                                                     ===========   =======

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

                                                                       LEVEL 3--
                                   LEVEL 1--          LEVEL 2--       SIGNIFICANT
                                  UNADJUSTED     OTHER SIGNIFICANT   UNOBSERVABLE
                                 QUOTED PRICES   OBSERVABLE INPUTS      INPUTS          VALUE
                                --------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary       $  484,630,843         $   --           $    --     $  484,630,843
   Consumer Staples                114,354,709             --                --        114,354,709
   Energy                          158,043,101             --                --        158,043,101
   Financials                      737,134,533          2,373                --        737,136,906
   Health Care                     540,170,968             --               141        540,171,109
   Industrials                     568,384,918             --                --        568,384,918
   Information Technology          741,109,621             --                --        741,109,621
   Materials                       173,085,024             --            21,029        173,106,053
   Telecommunication Services       17,220,793             --                --         17,220,793
   Utilities                       105,467,192             --                --        105,467,192
Investment Companies                50,512,786             --                --         50,512,786


                   17 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                --------------         ------           -------     --------------
Total Assets                    $3,690,114,488         $2,373           $21,170     $3,690,138,031
                                --------------         ------           -------     --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities


                   18 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.


                   19 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

As of September 30, 2009, the Fund held no outstanding forward contracts.

1.ILLIQUID SECURITIES

As of September 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $3,318,239,564
                                 ==============
Gross unrealized appreciation    $  473,843,305
Gross unrealized depreciation      (101,944,838)
                                 --------------
Net unrealized appreciation      $  371,898,467
                                 ==============


                   20 | Oppenheimer Main Street Small Cap Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 11/10/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/10/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 11/10/2009